Parent Company Only Financial Information - Condensed Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash	$ 13,220	$ 5,316
Other assets	1,573	361
Total assets	507,265	229,820
Liabilities
Other liabilities	7,833	4,270
Stockholders' Equity
Stockholders' equity	71,394	61,626	$ 26,552
Total liabilities and stockholders' equity	507,265	229,820
Parent Company [Member]
Assets
Cash	11,671	17,035
Investment in subsidiary	56,193	41,317
Other assets	3,604	3,307
Total assets	71,468	61,659
Liabilities
Other liabilities	74	33
Stockholders' Equity
Stockholders' equity	71,394	61,626
Total liabilities and stockholders' equity	$ 71,468	$ 61,659